Earnings per share	12 Months Ended
Sep. 30, 2023
Earnings per share
Earnings per share

Note 8. Earnings per share

Accounting policy

Basic earnings per share (EPS) is calculated by dividing the net profit attributable to owners of WBC by the weighted average number of ordinary shares on issue during the year, adjusted for treasury shares. Diluted EPS is calculated by adjusting the basic EPS by assuming all dilutive potential ordinary shares are converted. Refer to Notes 14 and 31 for further information on the potential dilutive instruments.

	2023		2022		2021
$m	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net profit attributable to owners of WBC ($m)	7,195	7,195	5,694	5,694	5,458	5,458
Adjustment for restricted share dividends[1]	(5)	-	(3)	-	(2)	-
Adjustment for potential dilution:
Distributions to convertible loan capital holders[2]	-	400	-	233	-	218
Adjusted net profit attributable to owners of WBC	7,190	7,595	5,691	5,927	5,456	5,676
Weighted average number of ordinary shares (millions)
Weighted average number of ordinary shares on issue	3,507	3,507	3,564	3,564	3,657	3,657
Treasury shares (including RSP and EIP restricted shares)[1]	(5)	(5)	(5)	(5)	(4)	(4)
Adjustment for potential dilution:
Share-based payments	-	4	-	4	-	4
Convertible loan capital[2]	-	385	-	326	-	461
Adjusted weighted average number of ordinary shares	3,502	3,891	3,559	3,889	3,653	4,118
Earnings per ordinary share (cents)	205.3	195.2	159.9	152.4	149.4	137.8

1.

Restricted shares are explained in Note 31. Some shares under the RSP and EIP - restricted shares have not vested and are not outstanding ordinary shares but do receive dividends. These RSP and EIP dividends are deducted to show the profit attributable to ordinary shareholders.

2.

The Group has issued convertible loan capital which may convert into ordinary shares in the future (refer to Note 14 for further details). These convertible loan capital instruments are potentially dilutive instruments, and diluted EPS is therefore calculated as if the instruments had been converted at the beginning of the year or, if later, the instruments’ issue dates.